Guarantor and Non-Guarantor Financial Statements	12 Months Ended
Dec. 31, 2011
Guarantor and Non Guarantor Financial Statements [Abstract]
GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

NOTE 25 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International’s obligations under the Senior Notes described in Note 12. Certain of Holdings’ subsidiaries have entered into guarantee and security arrangements in respect of UCI International’s indebtedness under the Senior Secured Credit Facilities described in Note 12.

The condensed financial information for the Successor that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International and a guarantor of the Senior Notes, (b) UCI International, which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (c) certain of the domestic subsidiaries, which guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Guarantor Subsidiaries”), (d) the foreign subsidiaries and certain domestic subsidiaries which do not guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions. The overall allocation of the UCI Acquisition purchase price was finalized at December 31, 2011. However, the allocation of goodwill at December 31, 2011 among the Guarantor Subsidiaries and Non-Guarantor Subsidiaries has been prepared on a preliminary basis and will be finalized during the first quarter of 2012.

The condensed financial information for the Predecessor that follows includes condensed financial statements for (a) UCI International, which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (b) the Guarantor Subsidiaries, (c) the Non-Guarantor Subsidiaries, and (d) consolidated UCI International. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$67,697	$—	$—	$16	$55,575	$12,106
Intercompany receivables - current	—	(59,347)	—	—	36,073	23,274
Accounts receivable, net	256,679	—	—	—	238,495	18,184
Related party receivable	10,760	—	—	—	10,760	—
Inventories, net	152,818	—	—	—	129,623	23,195
Deferred tax assets	37,894	—	—	1,380	36,475	39
Other current assets	15,375	—	—	58	9,346	5,971

Total current assets	541,223	(59,347)	—	1,454	516,347	82,769
Property, plant and equipment, net	153,044	—	—	—	113,328	39,716
Investment in subsidiaries	—	(1,042,250)	265,686	682,964	93,600	—
Goodwill	308,821	—	—	—	277,445	31,376
Other intangible assets, net	423,687	—	—	—	415,196	8,491
Intercompany receivables non-current	—	(8,754)	—	254,756	(246,002)	—
Deferred financing costs, net	20,176	—	—	20,176	—	—
Other long-term assets	1,822	—	—	—	1,060	762

Total assets	$1,448,773	$(1,110,351)	$265,686	$959,350	$1,170,974	$163,114

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$117,687	$—	$—	$—	$97,616	$20,071
Short-term borrowings	3,169	—	—	—	—	3,169
Current maturities of long-term debt	3,373	—	—	3,000	373	—
Related party payable	1,249	—	—	—	1,150	99
Intercompany payables - current	—	(59,347)	35	426	34,021	24,865
Accrued expenses and other current liabilities	130,980	—	—	14,485	110,543	5,952

Total current liabilities	256,458	(59,347)	35	17,911	243,703	54,156
Long-term debt, less current maturities	693,485	—	—	692,779	706	—
Pension and other postretirement liabilities	118,040	—	—	—	117,784	256
Deferred tax liabilities	112,714	—	—	(17,026)	124,362	5,378
Intercompany payables - non-current	—	(8,754)	—	—	—	8,754
Other long-term liabilities	2,425	—	—	—	1,455	970
Total shareholder’s equity (deficit)	265,651	(1,042,250)	265,651	265,686	682,964	93,600

Total liabilities and shareholder’s equity (deficit)	$1,448,773	$(1,110,351)	$265,686	$959,350	$1,170,974	$163,114

Condensed Consolidating Balance Sheet

December 31, 2010

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$200,330	$—	$17	$190,865	$9,448
Accounts receivable, net	271,832	—	—	255,999	15,833
Inventories, net	144,156	—	—	117,996	26,160
Deferred tax assets	38,377	—	175	37,659	543
Restricted cash	16,290	—	—	16,290	—
Other current assets	17,663	—	84	8,531	9,048

Total current assets	688,648	—	276	627,340	61,032
Property, plant and equipment, net	135,060	—	—	102,307	32,753
Investment in subsidiaries	—	(400,182)	339,047	61,135	—
Goodwill	241,461	—	—	241,461	—
Other intangible assets, net	63,048	—	—	62,215	833
Deferred financing costs, net	9,937	—	951	8,986	—
Other long-term assets	7,103	—	—	5,600	1,503

Total assets	$1,145,257	$(400,182)	$340,274	$1,109,044	$96,121

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$115,159	$—	$—	$97,434	$17,725
Short-term borrowings	3,271	—	—	—	3,271
Current maturities of long-term debt	4,473	—	—	4,473	—
Accrued expenses and other current liabilities	131,331	—	4,234	120,806	6,291

Total current liabilities	254,234	—	4,234	222,713	27,287
Long-term debt, less current maturities	766,735	—	351,697	415,038	—
Pension and other postretirement liabilities	87,040	—	—	86,159	881
Deferred tax liabilities	8,975	—	59	8,485	431
Other long-term liabilities	4,636	—	—	3,853	783
Intercompany payables (receivables)	—		(39,353)	33,749	5,604
Total shareholder’s equity (deficit)	23,637	(400,182)	23,637	339,047	61,135

Total liabilities and shareholder’s equity (deficit)	$1,145,257	$(400,182)	$340,274	$1,109,044	$96,121

Condensed Consolidating Income Statement

Year Ended December 31, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$910,179	$(106,994)	$—	$—	$862,435	$154,738
Cost of sales	710,360	(106,994)	—	—	683,367	133,987

Gross profit	199,819	—	—	—	179,068	20,751
Operating expenses
Selling and warehousing	(66,212)	—	—	—	(59,281)	(6,931)
General and administrative	(41,612)	—	(34)	(6,972)	(29,253)	(5,353)
Amortization of acquired intangible assets	(20,378)	—	—	—	(19,457)	(921)
Merger and acquisition costs	(11,331)	—	—	(11,331)	—	—
Restructuring costs, net	(1,275)	—	—	—	(1,124)	(151)
Trademark impairment loss	(3,800)	—	—	—	(3,800)	—
Patent litigation costs	(387)	—	—	—	(387)	—
Antitrust litigation costs	(11,731)	—	—	—	(11,731)	—

Operating income (loss)	43,093	—	(34)	(18,303)	54,035	7,395
Other expense
Interest expense, net	(51,691)	—	—	(51,813)	(59)	181
Intercompany interest	—	—	—	20,726	(20,399)	(327)
Debt commitment fees	(5,945)	—	—	(5,945)	—	—
Miscellaneous, net	(4,974)	—	—	—	(5,206)	232

Income (loss) before income taxes	(19,517)	—	(34)	(55,335)	28,371	7,481
Income tax (expense) benefit	906	—	—	20,166	(16,584)	(2,676)

Net income (loss) before equity in earnings of subsidiaries	(18,611)	—	(34)	(35,169)	11,787	4,805
Equity in earnings of subsidiaries	—	(2,820)	(18,577)	16,592	4,805	—

Net income (loss)	$(18,611)	$(2,820)	$(18,611)	$(18,577)	$16,592	$4,805

Condensed Consolidating Income Statement

January 1, 2011 Through January 25, 2011

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$78,842	$(9,872)	$—	$75,222	$13,492
Cost of sales	60,296	(9,872)	—	58,257	11,911

Gross profit	18,546	—	—	16,965	1,581
Operating expenses
Selling and warehousing	(5,167)	—	—	(4,575)	(592)
General and administrative	(3,577)	—	—	(3,274)	(303)
Amortization of acquired intangible assets	(405)	—	—	(405)	—
Merger and acquisition costs	(5,170)	—	(5,154)	(16)	—
Stock-based compensation expense	(15,082)	—	—	(15,082)	—
Patent litigation costs	(500)	—	—	(500)	—
Antitrust litigation costs	(813)	—	—	(813)	—

Operating income (loss)	(12,168)	—	(5,154)	(7,700)	686
Other expense
Interest expense, net	(4,663)	—	(2,504)	(2,166)	7
Intercompany interest	—	—	—	30	(30)
Management fee expense	(139)	—	—	(139)	—
Loss on early extinguishment of debt	(24,153)	—	(10,004)	(14,149)	—
Miscellaneous, net	(727)	—	—	(727)	—

Income (loss) before income taxes	(41,850)	—	(17,662)	(24,851)	663
Income tax (expense) benefit	13,952	—	6,822	7,324	(194)

Net income (loss) before equity in earnings of subsidiaries	(27,898)	—	(10,840)	(17,527)	469
Equity in earnings of subsidiaries	—	16,589	(17,058)	469	—

Net income (loss)	$(27,898)	$16,589	$(27,898)	$(17,058)	$469

Condensed Consolidating Income Statement

Year Ended December 31, 2010

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$944,983	$(104,564)	$—	$902,979	$146,568
Cost of sales	708,581	(104,564)	—	681,219	131,926

Gross profit	236,402	—	—	221,760	14,642
Operating expenses
Selling and warehousing	(60,550)	—	—	(53,955)	(6,595)
General and administrative	(43,005)	—	(6,472)	(31,926)	(4,607)
Amortization of acquired intangible assets	(5,219)	—	—	(5,219)	—
Restructuring costs, net	(1,655)	—	—	49	(1,704)
Stock-based compensation expense	(443)	—	—	(443)	—
Patent litigation costs	(5,869)	—	—	(5,869)	—
Antitrust litigation costs	(7,195)	—	—	(7,195)	—

Operating income (loss)	112,466	—	(6,472)	117,202	1,736
Other income (expense)
Interest expense, net	(60,829)	—	(32,837)	(27,988)	(4)
Intercompany interest	—			350	(350)
Management fee expense	(2,000)	—	—	(2,000)	—
Loss on early extinguishment of debt	(8,687)	—	(25)	(8,662)	—
Miscellaneous, net	(3,433)	—	—	(3,433)	—

Income (loss) before income taxes	37,517	—	(39,334)	75,469	1,382
Income tax (expense) benefit	(14,552)	—	12,901	(27,342)	(111)

Net income (loss) before equity in earnings of subsidiaries	22,965	—	(26,433)	48,127	1,271
Equity in earnings of subsidiaries	—	(50,743)	49,435	1,308	—

Net income (loss)	22,965	(50,743)	23,002	49,435	1,271
Less: Loss attributable to noncontrolling interests	(37)	—	—	—	(37)

Net income (loss) attributable to UCI International, Inc.	$23,002	$(50,743)	$23,002	$49,435	$1,308

Condensed Consolidating Income Statement

Year Ended December 31, 2009

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$884,954	$(104,585)	$—	$842,830	$146,709
Cost of sales	688,192	(104,585)	—	662,574	130,203

Gross profit	196,762	—	—	180,256	16,506
Operating expenses
Selling and warehousing	(56,598)	—	—	(50,829)	(5,769)
General and administrative	(43,228)	—	(2,238)	(35,830)	(5,160)
Amortization of acquired intangible assets	(5,758)	—	—	(5,758)	—
Restructuring costs, net	(923)	—	—	(1,371)	448
Stock-based compensation expense	(350)	—	—	(350)	—
Patent litigation costs	(7,002)	—	—	(7,002)	—
Antitrust litigation costs	(1,349)	—	—	(1,349)	—

Operating income (loss)	81,554	—	(2,238)	77,767	6,025
Other income (expense)
Interest expense, net	(60,469)	—	(30,468)	(29,843)	(158)
Intercompany interest	—			494	(494)
Management fee expense	(2,000)	—	—	(2,000)	—
Miscellaneous, net	(5,458)	—	—	(5,458)	—

Income (loss) before income taxes	13,627	—	(32,706)	40,960	5,373
Income tax (expense) benefit	(5,105)	—	11,272	(14,192)	(2,185)

Net income (loss) before equity in earnings of subsidiaries	8,522	—	(21,434)	26,768	3,188
Equity in earnings of subsidiaries	—	(34,504)	30,636	3,868	—

Net income (loss)	8,522	(34,504)	9,202	30,636	3,188
Less: Loss attributable to noncontrolling interests	(680)	—	—	—	(680)

Net income (loss) attributable to UCI International, Inc.	$9,202	$(34,504)	$9,202	$30,636	$3,868

Condensed Consolidating Statement of Cash Flow

Year Ended December 31, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$55,662	$—	$—	$(56,800)	$108,297	$4,165

Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired	(185,268)	—	—	(375,000)	180,086	9,646
Acquisition of FRAM China assets	(1,500)	—	—	—	—	(1,500)
Investment in subsidiaries	—	320,000	(320,000)	—	—	—
Capital expenditures	(24,675)	—	—	—	(21,172)	(3,503)
Proceeds from sale of property, plant and equipment	176	—	—	—	151	25
Decrease in restricted cash	16,290	—	—	—	16,290	—

Net cash provided by (used in) investing activities	(194,977)	320,000	(320,000)	(375,000)	175,355	4,668

Cash flows from financing activities:
Issuances of debt	3,147	—	—	—	—	3,147
Debt repayments	(3,956)	—	—	(3,000)	(288)	(668)
Payment of deferred financing costs	(20,259)	—	—	(20,259)	—	—
Payment of debt commitment fees	(5,945)	—	—	(5,945)	—	—
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)	298,500	—	—	298,500	—	—
Issuance of Senior Notes	400,000	—	—	400,000	—	—
Repayment of 2010 Credit Facility	(423,938)	—	—	—	(423,938)	—
Redemption of Senior PIK Notes, including call premium and redemption period interest	(360,115)	—	—	(360,115)	—	—
Equity contribution	320,000	(320,000)	320,000	320,000	—	—
Change in intercompany indebtedness	—	—	—	(197,365)	196,149	1,216

Net cash provided by (used in) financing activities	207,434	(320,000)	320,000	431,816	(228,077)	3,695
Effect of exchange rate changes on cash	(422)	—	—	—	—	(422)

Net increase (decrease) in cash and cash equivalents	67,697	—	—	16	55,575	12,106
Cash and cash equivalents at beginning of period	—	—	—	—	—	—

Cash and cash equivalents at end of period	$67,697	$—	$—	$16	$55,575	$12,106

Condensed Consolidating Statement of Cash Flows

January 1, 2011 through January 25, 2011

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$(9,341)	$—	$(8,427)	$(865)	$(49)

Cash flows from investing activities:	—
Capital expenditures	(1,571)	—	—	(1,430)	(141)

Net cash used in investing activities	(1,571)	—	—	(1,430)	(141)

Cash flows from financing activities:
Debt repayments	(2,633)	—	—	(30)	(2,603)
Payment of deferred financing costs	(920)	—	(920)	—	—
Proceeds from exercise of stock options	1,077	—	1,077	—	—
Excess tax benefits from share-based payments	2,661	—	2,661	—	—
Change in intercompany indebtedness	—	—	5,609	(8,472)	2,863

Net cash provided by (used in) financing activities	185	—	8,427	(8,502)	260
Effect of exchange rate changes on cash	127	—	—	—	127

Net increase (decrease) in cash and cash equivalents	(10,600)	—	—	(10,797)	197
Cash and cash equivalents at beginning of period	200,330	—	17	190,865	9,448

Cash and cash equivalents at end of period	$189,730	$—	$17	$180,068	$9,645

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$113,340	$—	$(3,633)	$111,754	$5,219

Cash flows from investing activities:
Capital expenditures	(21,298)	—	—	(16,114)	(5,184)
Proceeds from sale of property, plant and equipment	437	—	—	352	85
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)	272	—	—	—	272
Increase in restricted cash	(6,890)	—	—	(6,890)	—

Net cash used in investing activities	(27,479)	—	—	(22,652)	(4,827)

Cash flows from financing activities:
Issuances of debt	11,917	—	—	—	11,917
Proceeds of 2010 Credit Facility	419,625	—	—	419,625	—
Payment of deferred financing costs	(9,893)	—	—	(9,893)	—
Repayment of 2006 Credit Facility	(190,000)	—	—	(190,000)	—
Redemption of Previously Outstanding Subordinated Notes	(235,512)	—	—	(235,512)	—
Debt repayments	(13,439)	—	—	(1,333)	(12,106)
Proceeds from the exercise of stock options	2		2
Change in intercompany indebtedness	—	—	3,619	(4,628)	1,009

Net cash provided by (used in) financing activities	(17,300)	—	3,621	(21,741)	820
Effect of exchange rate changes on cash	(173)	—	—	—	(173)

Net increase (decrease) in cash and cash equivalents	68,388	—	(12)	67,361	1,039
Cash and cash equivalents at beginning of period	131,942	—	29	123,504	8,409

Cash and cash equivalents at end of period	$200,330	$—	$17	$190,865	$9,448

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$129,281	$—	$(4,247)	$108,077	$25,451

Cash flows from investing activities:
Capital expenditures	(15,266)	—	—	(10,543)	(4,723)
Proceeds from sale of property, plant and equipment	2,566	—	—	96	2,470
Increase in restricted cash	(9,400)	—	—	(9,400)	—

Net cash used in investing activities	(22,100)	—	—	(19,847)	(2,253)

Cash flows from financing activities:
Issuances of debt	13,187	—	—	—	13,187
Proceeds from the exercise of stock options	18		18
Debt repayments	(35,227)	—	—	(20,304)	(14,923)
Intercompany capital contribution	—			(5,400)	5,400
Change in intercompany indebtedness	—	—	4,215	21,057	(25,272)

Net cash provided by (used in) financing activities	(22,022)	—	4,233	(4,647)	(21,608)
Effect of exchange rate changes on cash	128	—	—	—	128

Net increase (decrease) in cash and cash equivalents	85,287	—	(14)	83,583	1,718
Cash and cash equivalents at beginning of period	46,655	—	43	39,921	6,691

Cash and cash equivalents at end of period	$131,942	$—	$29	$123,504	$8,409